RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - MARKET RISK (Details)	1 Months Ended	12 Months Ended
	Feb. 01, 2018	Dec. 31, 2018 CAD ($) Number_of_equity	Dec. 31, 2017 CAD ($)
Fair Value Hedges
Outstanding fair value hedges | $		$ 0	$ 0
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating Rate Debt as Target Percentage of Total Debt Outstanding	30.00%	30.00%
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)		2.80%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate (as a percent)		3.20%
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk | Number_of_equity		1